UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Pennsylvania Fund

February 28, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2020 to February 28, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,032.90	0.84%	$4.23
Class C	1,000.00	1,029.00	1.59%	8.00
Institutional Class	1,000.00	1,035.00	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,030.50	0.86%	$4.33
Class C	1,000.00	1,025.80	1.61%	8.09
Institutional Class	1,000.00	1,031.80	0.61%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,022.20	0.83%	$4.16
Class C	1,000.00	1,018.40	1.58%	7.91
Institutional Class	1,000.00	1,023.50	0.58%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

Delaware Tax-Free Idaho Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,025.80	0.86%	$4.32
Class C	1,000.00	1,022.00	1.61%	8.07
Institutional Class	1,000.00	1,027.10	0.61%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratio	Expenses Paid During Period 9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,023.40	0.83%	$4.16
Class C	1,000.00	1,019.60	1.58%	7.91
Institutional Class	1,000.00	1,023.80	0.58%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratio	Expenses Paid During Period 9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,029.00	0.83%	$4.18
Class C	1,000.00	1,026.40	1.59%	7.99
Institutional Class	1,000.00	1,031.60	0.59%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.08%
Corporate Revenue Bonds	4.87%
Education Revenue Bonds	20.84%
Electric Revenue Bonds	7.19%
Healthcare Revenue Bonds	23.64%
Lease Revenue Bonds	5.30%
Local General Obligation Bonds	4.08%
Pre-Refunded Bonds	3.56%
Special Tax Revenue Bonds	14.43%
State General Obligation Bonds	2.92%
Transportation Revenue Bonds	5.39%
Water & Sewer Revenue Bonds	5.86%
Short-Term Investments	1.30%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	80.74%
Guam	0.34%
Puerto Rico	18.30%
Total Value of Securities	99.38%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.16%
Corporate Revenue Bonds	9.69%
Education Revenue Bonds	22.75%
Electric Revenue Bonds	3.27%
Healthcare Revenue Bonds	9.50%
Housing Revenue Bonds	3.42%
Lease Revenue Bonds	6.15%
Local General Obligation Bonds	3.74%
Pre-Refunded/Escrowed to Maturity Bonds	10.19%
Special Tax Revenue Bonds	12.61%
State General Obligation Bonds	7.84%
Transportation Revenue Bonds	11.00%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	83.75%
Guam	0.36%
Puerto Rico	15.86%
US Virgin Islands	0.19%
Total Value of Securities	100.16%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.71%
Corporate Revenue Bonds	2.99%
Education Revenue Bonds	13.48%
Electric Revenue Bonds	5.22%
Healthcare Revenue Bonds	23.78%
Housing Revenue Bonds	0.08%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	10.50%
Pre-Refunded Bonds	11.07%
Special Tax Revenue Bonds	15.98%
State General Obligation Bonds	2.67%
Transportation Revenue Bonds	6.96%
Water & Sewer Revenue Bonds	3.99%
Short-Term Investments	1.06%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	85.64%
Guam	1.90%
Idaho	1.06%
Puerto Rico	10.72%
US Virgin Islands	0.45%
Total Value of Securities	99.77%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Corporate Revenue Bonds	2.87%
Education Revenue Bonds	17.52%
Electric Revenue Bonds	4.52%
Healthcare Revenue Bonds	10.02%
Housing Revenue Bonds	3.53%
Lease Revenue Bonds	12.96%
Local General Obligation Bonds	18.97%
Pre-Refunded Bonds	7.27%
Special Tax Revenue Bonds	14.68%
State General Obligation Bonds	3.81%
Transportation Revenue Bonds	2.01%
Water & Sewer Revenue Bonds	0.86%
Short-Term Investments	0.04%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	3.25%
Idaho	80.90%
Puerto Rico	14.91%
Total Value of Securities	99.06%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.10%
Corporate Revenue Bonds	6.33%
Education Revenue Bonds	21.77%
Electric Revenue Bonds	8.28%
Healthcare Revenue Bonds	5.88%
Housing Revenue Bond	0.89%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	3.41%
Pre-Refunded/Escrowed to Maturity Bonds	4.49%
Resource Recovery Revenue Bond	0.75%
Special Tax Revenue Bonds	20.60%
State General Obligation Bonds	2.85%
Transportation Revenue Bonds	12.00%
Water & Sewer Revenue Bonds	5.58%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.88%
New York	85.91%
Puerto Rico	12.23%
US Virgin Islands	0.08%
Total Value of Securities	99.10%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.14%
Corporate Revenue Bonds	7.07%
Education Revenue Bonds	11.16%
Electric Revenue Bonds	2.80%
Healthcare Revenue Bonds	32.44%
Housing Revenue Bond	0.44%
Lease Revenue Bonds	1.13%
Local General Obligation Bonds	7.21%
Pre-Refunded/Escrowed to Maturity Bonds	8.39%
Special Tax Revenue Bonds	14.53%
State General Obligation Bonds	4.94%
Transportation Revenue Bonds	8.78%
Water & Sewer Revenue Bonds	1.25%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	82.36%
Puerto Rico	17.78%
Total Value of Securities	100.14%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.08%
Corporate Revenue Bonds – 4.87%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 7.75% 7/1/50 #	285,000	$307,521
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) •	1,000,000	1,050,890
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,762,840
		4,121,251
Education Revenue Bonds – 20.84%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,142,930
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	380,859
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	303,868
144A 6.00% 7/1/47 #	400,000	477,864
(Doral Academy of Nevada - Fire Mesa and Red
Rock Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	416,797
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	542,005
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,767,808
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	405,019
(Pinecrest Academy of Nevada-Horizon, Inspirada
and St. Rose Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	283,188
(Somerset Academy of Las Vegas - Lone
Mountain Campus Project)
Series A 144A 5.00% 12/15/49 #	500,000	538,080
Arizona State University Energy Management
Revenue
(Arizona State University Tempe Campus II
Project)
4.50% 7/1/24	1,000,000	1,003,120
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	670,348

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority
Revenue
(Creighton University Project)
4.00% 7/1/50	1,000,000	$1,122,020
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	839,652
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	858,091
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	279,565
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic
Village Project)
5.00% 7/1/31	500,000	591,785
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42	1,250,000	1,287,850
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	511,215
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,089,590
(Rowan University Project)
5.00% 6/1/42	2,000,000	2,069,740
Pima County Industrial Development Authority
Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	523,575
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	537,809
		17,642,778
Electric Revenue Bonds – 7.19%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	406,125
Series A 5.05% 7/1/42 ‡	55,000	49,638
Series AAA 5.25% 7/1/25 ‡	35,000	31,675
Series WW 5.00% 7/1/28 ‡	450,000	406,125
Series WW 5.25% 7/1/33 ‡	430,000	389,150
Series WW 5.50% 7/1/38 ‡	620,000	562,650
Series XX 4.75% 7/1/26 ‡	35,000	31,500
Series XX 5.25% 7/1/40 ‡	355,000	321,275

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	125,000	$113,750
Series ZZ 4.75% 7/1/27 ‡	30,000	27,000
Series ZZ 5.25% 7/1/24 ‡	45,000	40,725
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,450,460
Series A 5.00% 1/1/47	1,000,000	1,257,630
		6,087,703
Healthcare Revenue Bonds – 23.64%
Arizona Health Facilities Authority Hospital System
Revenue
(Phoenix Children’s Hospital)
Series A 5.00% 2/1/34	995,000	1,028,303
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,124,540
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project First Tier)
Series A 5.00% 1/1/54	145,000	130,390
(Great Lakes Senior Living Communities LLC
Project Second Tier)
Series B 5.00% 1/1/49	55,000	41,488
Series B 5.125% 1/1/54	65,000	48,938
(Great Lakes Senior Living Communities LLC
Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	360,615
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	2,040,000	2,277,640
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	272,781
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	1,114,200
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,151,930
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	213,714

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	415,000	$417,403
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	375,000	389,812
Maricopa County Industrial Development Authority
Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,128,100
Series A 4.00% 1/1/44	1,500,000	1,714,425
Maricopa County Industrial Development Authority
Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	513,840
Series A 4.00% 9/1/51	250,000	289,398
Maricopa County Industrial Development Authority
Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	412,727
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	799,559
Tempe Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/42	1,200,000	1,221,108
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	849,904
Yavapai County Industrial Development Authority
Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,670,295
Series A 5.25% 8/1/33	2,000,000	2,175,920
Yuma Industrial Development Authority Hospital
Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	329,078
Series A 5.25% 8/1/32	300,000	338,208
		20,014,316

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 5.30%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	$1,003,430
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility)
Series A 5.00% 7/1/36	350,000	363,405
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	685,000	686,863
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/49	2,000,000	2,428,660
		4,482,358
Local General Obligation Bonds – 4.08%
Maricopa County High School District No.
214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,157,410
Maricopa County School District No. 3 Tempe
Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	710,069
Maricopa County Unified School District No.
69 Paradise Valley
4.00% 7/1/39	600,000	720,564
Maricopa County Unified School District No.
95 Queen Creek
(School Improvement)
4.00% 7/1/35	500,000	582,345
Pinal County Community College District
4.00% 7/1/31	250,000	284,755
		3,455,143
Pre-Refunded Bonds – 3.56%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43-22 §	500,000	520,250
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	509,750

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.40% 7/1/47-21 §	500,000	$509,915
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,581
Series A 5.00% 6/1/38-23 §	1,000,000	1,106,850
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	354,453
		3,011,799
Special Tax Revenue Bonds – 14.43%
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	1,548,850	1,324,267
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	613,725
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,175,690
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 2.592% 7/1/33 ^	237,000	168,514
Series A-1 4.75% 7/1/53	2,485,000	2,712,204
Series A-1 4.922% 7/1/51 ^	4,400,000	968,748
Series A-1 5.00% 7/1/58	930,000	1,030,012
Series A-1 5.083% 7/1/46 ^	1,970,000	605,657
Series A-2 4.329% 7/1/40	2,825,000	3,038,711
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	580,535
		12,218,063
State General Obligation Bonds – 2.92%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	183,594
Series A 5.125% 7/1/37 ‡	1,190,000	963,900
Series A 5.375% 7/1/33 ‡	270,000	233,212
Series A 8.00% 7/1/35 ‡	640,000	498,400
Series B 5.75% 7/1/38 ‡	680,000	590,750
		2,469,856

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.39%
Arizona Department of Transportation State
Highway Fund Revenue
5.00% 7/1/35	500,000	$598,795
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	400,000	476,328
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	547,180
5.00% 7/1/32 (AMT)	500,000	546,305
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,186,740
Series B 5.00% 7/1/37	1,000,000	1,203,490
		4,558,838
Water & Sewer Revenue Bonds – 5.86%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,163,720
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	715,446
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	289,608
Mesa Utility System Revenue
4.00% 7/1/31	850,000	965,821
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,221,910
5.00% 7/1/31	500,000	605,710
		4,962,215
Total Municipal Bonds (cost $77,847,223)		83,024,320

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Short-Term Investments – 1.30%
Variable Rate Demand Note – 1.30%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52
(SPA - Northern Trust Company)	1,100,000	$1,100,000
Total Short-Term Investments (cost $1,100,000)		1,100,000
Total Value of Securities–99.38%
(cost $78,947,223)		$84,124,320

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $6,081,587, which represents 7.18% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.

Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 100.16%
Corporate Revenue Bonds — 9.69%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$195,000
Golden State Tobacco Securitization Settlement
Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47	2,400,000	2,482,752
(Capital Appreciation Asset-Backed)
First Subordinate Series B 1.302% 6/1/47 ^	2,335,000	512,626
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,374,553
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	790,620
Tobacco Securitization Authority of Northern
California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	361,290
Series A Class 1 Senior 4.00% 6/1/37	300,000	359,865
Series A Class 1 Senior 4.00% 6/1/38	400,000	478,232
Series A Class 1 Senior 4.00% 6/1/39	250,000	297,985
Series A Class 1 Senior 4.00% 6/1/40	300,000	351,648
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,147,660
Tobacco Securitization Authority of Southern
California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.549% 6/1/46 ^	13,190,000	2,688,782
Capital Appreciation Third Subordinate
Series D 0.301% 6/1/46 ^	4,915,000	844,544
		11,885,557
Education Revenue Bonds — 22.75%
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,148,690
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,694,110
Series V-1 5.00% 5/1/49	1,460,000	2,190,686
California Municipal Finance Authority
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	548,945

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Biola University)
5.00% 10/1/39	1,000,000	$1,171,340
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,119,710
(CHF - Davis I, LLC - West Village Student
Housing Project)
5.00% 5/15/48	1,000,000	1,163,480
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,201,370
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	870,697
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	864,668
(Southwestern Law School)
6.50% 11/1/41	1,140,000	1,175,750
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue
#3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,189,920
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	798,955
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	473,050
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	277,550
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	475,000	522,367
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,110,330
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	550,715
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	626,072
(KIPP LA Projects)
Series A 5.125% 7/1/44	1,000,000	1,097,840
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,201,670
(Partnerships to Uplift Communities Valley
Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,101,210
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,195,390

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood
Charter High School Project)
Series A 7.25% 8/1/41	300,000	$306,249
California Statewide Communities Development
Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	750,000	831,285
California Statewide Communities Development
Authority Student Housing Revenue
(University of California Irvine East Campus
Apartments)
5.375% 5/15/38	1,000,000	1,008,050
Mt. San Antonio Community College District
Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,167,790
University of California
Series BE 5.00% 5/15/32	220,000	291,905
		27,899,794
Electric Revenue Bonds — 3.27%
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,192,740
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	315,875
Series A 5.05% 7/1/42 ‡	70,000	63,175
Series A 6.75% 7/1/36 ‡	185,000	170,663
Series AAA 5.25% 7/1/25 ‡	40,000	36,200
Series CCC 5.25% 7/1/27 ‡	325,000	294,125
Series TT 5.00% 7/1/32 ‡	340,000	306,850
Series WW 5.00% 7/1/28 ‡	470,000	424,175
Series WW 5.25% 7/1/33 ‡	335,000	303,175
Series WW 5.50% 7/1/38 ‡	480,000	435,600
Series XX 4.75% 7/1/26 ‡	45,000	40,500
Series XX 5.25% 7/1/40 ‡	230,000	208,150
Series XX 5.75% 7/1/36 ‡	150,000	136,500
Series ZZ 4.75% 7/1/27 ‡	35,000	31,500
Series ZZ 5.25% 7/1/24 ‡	55,000	49,775
		4,009,003

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 9.50%
ABAG Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	$859,809
California Health Facilities Financing Authority
Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	563,940
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	527,720
Series A 5.00% 8/15/47	500,000	581,120
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,141,670
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	859,687
Series A 5.00% 2/1/47	250,000	284,470
(Goodwill Industry of Sacramento Valley &
Northern Nevada Project)
5.00% 1/1/35	635,000	627,247
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	564,780
California Statewide Communities Development
Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	1,098,170
(Emanate Health)
Series A 4.00% 4/1/45	255,000	289,252
(Episcopal Communities & Services)
5.00% 5/15/32	600,000	622,494
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	548,930
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	518,960
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,136,540
Palomar Health
5.00% 11/1/47 (AGM)	500,000	603,440
San Buenaventura
(Community Memorial Health System)
7.50% 12/1/41	785,000	817,978
		11,646,207

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.42%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	491,145	$551,566
California Municipal Finance Authority Mobile Home
Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	250,000	261,730
Independent Cities Finance Authority Mobile Home
Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,083,780
Series A 5.25% 5/15/49	1,200,000	1,298,220
Santa Clara County Multifamily Housing Authority
Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,090
		4,198,386
Lease Revenue Bonds – 6.15%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory)
5.00% 7/1/37	1,000,000	1,051,550
California Infrastructure & Economic Development
Bank
(Academy of Motion Picture Arts &
Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	1,108,010
California Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	899,947
California State Public Works Board
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,131,340
Golden State Tobacco Securitization Settlement
Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29	1,000,000	1,084,560
Series A 5.00% 6/1/45	1,000,000	1,143,420
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	1,124,630
		7,543,457

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 3.74%
Anaheim School District Capital Appreciation
Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	$950,370
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41	500,000	595,660
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	582,970
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	605,730
Natomas Unified School District
(1999 Refunding)
5.95% 9/1/21 (NATL)	100,000	100,981
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40	1,000,000	1,159,300
San Francisco Bay Area Rapid Transit District
Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	585,420
		4,580,431
Pre-Refunded/Escrowed to Maturity Bonds – 10.19%
ABAG Finance Authority for Nonprofit Corporations
(Sharp HealthCare)
Series A 5.00% 8/1/28-22 §	250,000	261,115
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,100,050
California Educational Facilities Authority
(Harvey Mudd College)
5.25% 12/1/31-21 §	500,000	519,230
California Health Facilities Financing Authority
Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,195,960
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 §	1,000,000	1,073,290

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California State Public Works Board
(Department of Corrections and Rehabilitation)
Series C 5.00% 10/1/26	1,000,000	$1,027,830
(Various Judicial Council Projects)
Series D 5.00% 12/1/29	500,000	517,910
California Statewide Communities Development
Authority Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,143,790
Centinela Valley Union High School District
Election of 2010
Series A 5.00% 8/1/31-21 §	500,000	510,135
La Verne
(Brethren Hillcrest Homes)
5.00% 5/15/36-22 §	750,000	800,797
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program)
5.50% 9/1/46-21 (AGM) §	800,000	821,472
Rancho Santa Fe Community Services District
Financing Authority Revenue
(Superior Lien Bonds)
Series A 5.75% 9/1/30-21 §	800,000	822,056
San Francisco Municipal Transportation Agency
Revenue
5.00% 3/1/32-23 §	1,000,000	1,095,420
Series B 5.00% 3/1/37-22 §	1,000,000	1,048,410
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	552,710
		12,490,175
Special Tax Revenue Bonds – 12.61%
GDB Debt Recovery Authority
7.50% 8/20/40	1,360,619	1,163,329
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,105,000	3,388,890
Series A-1 4.90% 7/1/46 ^	10,730,000	3,298,831
Series A-1 4.91% 7/1/51 ^	2,250,000	495,382
Series A-1 5.00% 7/1/58	2,720,000	3,012,509
Series A-2 4.329% 7/1/40	1,235,000	1,328,428
Series A-2 4.329% 7/1/40	250,000	268,913

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	$597,255
Senior Series A 5.00% 6/1/48	1,000,000	1,172,880
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Senior Lien/ Working
Capital 5.00% 10/1/29	100,000	100,233
Series A Working Capital 4.00% 10/1/22	130,000	128,470
Yucaipa Special Tax Community Facilities District
No. 98-1
(Chapman Heights)
5.375% 9/1/30	500,000	510,580
		15,465,700
State General Obligation Bonds – 7.84%
California
(Various Purpose)
5.00% 9/1/31	1,000,000	1,112,350
5.00% 4/1/32	300,000	408,480
5.00% 4/1/37	2,000,000	2,184,160
5.00% 8/1/46	1,000,000	1,194,200
5.25% 4/1/35	1,000,000	1,052,380
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	855,000	665,831
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	228,894
Series A 5.00% 7/1/41 ‡	425,000	332,031
Series A 5.125% 7/1/37 ‡	560,000	453,600
Series A 5.25% 7/1/34 ‡	395,000	342,169
Series A 5.375% 7/1/33 ‡	485,000	418,919
Series B 5.75% 7/1/38 ‡	610,000	529,937
Series C 6.00% 7/1/39 ‡	615,000	532,744
Unrefunded Series B 5.00% 7/1/35 ‡	180,000	155,475
		9,611,170
Transportation Revenue Bonds – 11.00%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,230,520
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	745,000	874,801

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	$549,125
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,153,250
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,864,920
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	436,373
Riverside County Transportation Commission Senior
Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44	500,000	545,200
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	596,810
Subordinate Series B 5.00% 7/1/41	500,000	582,950
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	745,000	748,434
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,242,520
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,199,030
Second Series E 5.00% 5/1/50 (AMT)	500,000	598,975
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	688,471
Series B 5.00% 3/1/42	1,000,000	1,183,560
		13,494,939
Total Municipal Bonds (cost $114,130,066)		122,824,819
Total Value of Securities–100.16%
(cost $114,130,066)		$122,824,819

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $11,334,672, which represents 9.24% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2021.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.71%
Corporate Revenue Bonds – 2.99%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	415,000	$440,763
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	4,250,000	6,370,835
		6,811,598
Education Revenue Bonds – 13.48%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,472,794
Board of Trustees For Colorado Mesa University
Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,211,300
Series B 5.00% 5/15/49	750,000	902,985
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,449,395
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	539,885
Series A 144A 5.25% 7/1/46 #	1,350,000	1,451,412
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45 #	1,300,000	1,340,326
(Charter School Project)
5.00% 7/15/37	1,150,000	1,202,612
(Community Leadership Academy, Inc. Second
Campus Project)
7.45% 8/1/48	1,000,000	1,108,510
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	1,052,750
(Johnson & Wales University)
Series A 5.25% 4/1/37	1,790,000	1,921,386
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,075,460
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	467,528
5.00% 12/1/42	540,000	557,291
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	682,587
144A 5.00% 7/1/46 #	500,000	536,915

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	$764,750
(Science Technology Engineering and Math
School Project)
5.00% 11/1/44	890,000	948,954
5.00% 11/1/54	1,500,000	1,593,960
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	917,491
144A 5.50% 7/1/49 #	870,000	930,143
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	447,580
Series A 4.00% 3/1/36	550,000	613,778
(University of Lab Charter School)
5.00% 12/15/45	500,000	540,325
(Vail Mountain School Project)
4.00% 5/1/46	80,000	78,926
5.00% 5/1/31	1,000,000	1,058,590
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	200,000	223,084
Series A 144A 5.00% 2/1/61 #	1,435,000	1,545,122
(Windsor Charter Academy Project)
5.00% 9/1/46	890,000	897,796
State of Colorado Building Excellent
Certificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,146,940
		30,680,575
Electric Revenue Bonds – 5.22%
Loveland Colorado Electric & Communications
Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,646,778
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,015,374
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	153,425
Series AAA 5.25% 7/1/25 ‡	95,000	85,975
Series CCC 5.25% 7/1/27 ‡	705,000	638,025
Series WW 5.00% 7/1/28 ‡	660,000	595,650
Series WW 5.25% 7/1/33 ‡	210,000	190,050
Series WW 5.50% 7/1/17 ‡	460,000	404,800

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/19 ‡	360,000	$318,600
Series XX 4.75% 7/1/26 ‡	105,000	94,500
Series XX 5.25% 7/1/40 ‡	1,840,000	1,665,200
Series XX 5.75% 7/1/36 ‡	365,000	332,150
Series ZZ 4.75% 7/1/27 ‡	85,000	76,500
Series ZZ 5.00% 7/1/19 ‡	620,000	545,600
Series ZZ 5.25% 7/1/24 ‡	140,000	126,700
		11,889,327
Healthcare Revenue Bonds – 23.78%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	4,000,000	4,569,120
(American Baptist)
7.625% 8/1/33	150,000	159,792
8.00% 8/1/43	1,000,000	1,068,890
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,479,680
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,070,000	2,090,286
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,524,315
6.375% 1/1/41	1,000,000	1,027,430
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,262,840
Series A-1 4.00% 8/1/44	2,000,000	2,219,540
Series A-2 4.00% 8/1/49	3,000,000	3,314,490
Series A-2 5.00% 8/1/39	1,505,000	1,847,162
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,393,963
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,109,920
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,692,010
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48	660,000	694,399
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,147,100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project)
5.00% 1/1/27	300,000	$308,283
(Sanford Health)
Series A 5.00% 11/1/44	4,500,000	5,575,635
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,520,295
Series A 4.00% 1/1/38	3,895,000	4,551,346
Series A 5.00% 1/1/44	3,050,000	3,319,071
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	963,854
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,166,930
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	752,657
Denver Health & Hospital Authority Health Care
Revenue
Series A 4.00% 12/1/39	1,000,000	1,134,430
Series A 4.00% 12/1/40	250,000	282,825
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Auxilio Mutuo)
Series A 6.00% 7/1/33	1,945,000	1,968,534
		54,144,797
Housing Revenue Bonds – 0.08%
Colorado Housing and Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,447
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,427
		190,874
Lease Revenue Bonds – 1.99%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	786,925
5.00% 6/15/36	1,055,000	1,254,321
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	850,642

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	$1,636,140
		4,528,028
Local General Obligation Bonds – 10.50%
Adams & Weld Counties School District No. 27J
Brighton
4.00% 12/1/30	300,000	338,616
4.00% 12/1/31	1,000,000	1,125,270
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,304,860
Series A 5.50% 12/1/38	350,000	450,170
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,325,840
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,572,335
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,289,751
Denver City & County
Series B 5.00% 8/1/30	1,000,000	1,339,460
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,254,000
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,171,060
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,475,613
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,040,310
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,041,170
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,211,473
5.00% 12/1/32	660,000	806,824
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,218,590
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,518,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	$2,423,420
		23,906,962
Pre-Refunded Bonds – 11.07%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,125,550
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,180,580
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	4,333,960
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,335,500
(The Evangelical Lutheran Good Samaritan
Society Project)
5.625% 6/1/43-23 §	1,150,000	1,287,597
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	270,388
Series B 5.00% 11/15/32-22 §	1,000,000	1,081,550
Series B 5.00% 11/15/37-22 §	8,000,000	8,652,399
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	390,963
5.50% 12/1/38-22 §	455,000	496,114
Tallyn’s Reach Metropolitan District No. 3
(Limited Tax Convertible)
5.125% 11/1/38-23 §	740,000	830,014
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,213,700
		25,198,315
Special Tax Revenue Bonds – 15.98%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,225,710
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	765,991
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,684,230
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,001,438

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Fountain Urban Renewal Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	$1,438,649
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,795,000	1,835,926
Series A 5.25% 1/1/36	1,675,000	1,719,086
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,169,470
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,301,824
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,064,210
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,414,834
Series A-1 5.00% 7/1/58	3,122,000	3,457,740
Series A-2 4.536% 7/1/53	3,000,000	3,232,890
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	813,246
Series A 5.00% 11/1/31	1,495,000	1,809,144
Series A 5.00% 11/1/36	2,750,000	3,294,473
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	524,210
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	338,760
Series A-1 5.00% 12/1/47	700,000	777,679
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	556,892
Series B 5.00% 12/1/36	810,000	929,418
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,017,600
		36,373,420
State General Obligation Bonds – 2.67%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,215,000	946,181
(Public Improvement)
Series A 5.00% 7/1/41 ‡	680,000	531,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.375% 7/1/33 ‡	675,000	$583,031
Series A 5.50% 7/1/39 ‡	2,950,000	2,419,000
Series B 5.75% 7/1/38 ‡	960,000	834,000
Series C 6.00% 7/1/39 ‡	890,000	770,963
		6,084,425
Transportation Revenue Bonds – 6.96%
Colorado High Performance Transportation
Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	2,236,600
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,306,000
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	437,744
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,133,040
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,361,760
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,153,575
Series A 5.00% 9/1/35	400,000	511,388
Series A 5.00% 9/1/36	1,300,000	1,655,472
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,222,560
Series A 4.00% 7/15/40	1,500,000	1,836,780
		15,854,919
Water & Sewer Revenue Bonds – 3.99%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,197,600
4.00% 12/1/38	1,845,000	2,202,948
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,350,008
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	759,931
Douglas County Centennial Water & Sanitation
District
4.00% 12/1/38	500,000	578,700
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	781,940

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	$1,312,440
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	909,164
		9,092,731
Total Municipal Bonds (cost $211,616,943)		224,755,971

	Number of shares
Short-Term Investments – 1.06%
Money Market Mutual Fund – 1.06%
Dreyfus AMT-Free Tax Exempt Cash Management
Fund - Institutional Shares (seven-day effective
yield 0.00%)	2,418,982	2,418,982
Total Short-Term Investments (cost $2,418,982)		2,418,982
Total Value of Securities–99.77%
(cost $214,035,925)		$227,174,953

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $14,639,889, which represents 6.43% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 2.87%
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	$1,287,038
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,009,360
		3,296,398
Education Revenue Bonds – 17.52%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	578,330
Series A 5.00% 4/1/48	1,000,000	1,178,690
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,082,750
Series A 144A 6.00% 7/1/39 #	370,000	440,126
Series A 144A 6.00% 7/1/49 #	595,000	696,703
Series A 144A 6.00% 7/1/54 #	570,000	665,412
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	373,775
Series A 4.00% 5/1/50	285,000	318,981
Series A 4.00% 5/1/55	205,000	228,809
Series A 5.00% 12/1/38	2,050,000	2,256,599
Series A 144A 5.00% 12/1/46 #	1,000,000	1,072,460
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	565,414
Series A 6.75% 7/1/48	529,151	576,822
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	1,055,000	1,159,930
Series A 4.00% 5/1/55	1,000,000	1,096,440
(Victory Charter School Project)
Series B 5.00% 7/1/39	1,000,000	1,094,070
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,374,131
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,722,049
5.00% 4/1/40	190,000	231,139
5.00% 4/1/43	250,000	301,665
5.00% 4/1/44	250,000	300,985

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	$353,268
Series A 5.00% 4/1/39 (AGM)	250,000	320,127
Series A 5.00% 4/1/40 (AGM)	250,000	318,805
Series A 5.00% 4/1/41 (AGM)	300,000	381,294
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	409,119
Unrefunded Series A 5.25% 4/1/41 •	1,000,000	1,004,090
		20,101,983
Electric Revenue Bonds – 4.52%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,286,120
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	67,688
Series AAA 5.25% 7/1/25 ‡	45,000	40,725
Series CCC 5.25% 7/1/27 ‡	345,000	312,225
Series WW 5.00% 7/1/28 ‡	320,000	288,800
Series WW 5.50% 7/1/38 ‡	1,500,000	1,361,250
Series XX 4.75% 7/1/26 ‡	50,000	45,000
Series XX 5.25% 7/1/40 ‡	595,000	538,475
Series XX 5.75% 7/1/36 ‡	175,000	159,250
Series ZZ 4.75% 7/1/27 ‡	40,000	36,000
Series ZZ 5.25% 7/1/24 ‡	60,000	54,300
		5,189,833
Healthcare Revenue Bonds – 10.02%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,493,613
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,224,650
Series A 5.00% 3/1/37	500,000	601,915
Series A 5.00% 3/1/47	1,500,000	1,535,370
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	463,960
Series ID 4.00% 12/1/43	1,000,000	1,123,290
Series ID 5.00% 12/1/46	750,000	884,595
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	950,000	968,468
Series A 5.25% 11/15/37	1,005,000	1,034,065

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/47	1,130,000	$1,133,073
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,032,342
		11,495,341
Housing Revenue Bonds – 3.53%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	610,734	657,363
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,734,264
Series A 3.25% 1/1/43 (GNMA)	820,000	854,743
Series C 3.00% 1/1/43 (FHA)	785,000	807,271
		4,053,641
Lease Revenue Bonds – 12.96%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	865,635
5.00% 12/15/32	750,000	862,552
Idaho Falls Certificates of Participation
4.00% 9/15/37	840,000	992,023
4.00% 9/15/39	1,050,000	1,227,671
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters
Office Project)
4.00% 12/1/36	650,000	760,643
4.00% 12/1/39	1,545,000	1,785,819
4.00% 12/1/42	1,300,000	1,489,202
4.00% 12/1/44	250,000	284,835
(Idaho Department of Fish & Game Nampa
Regional Office Project)
5.00% 12/1/41	200,000	241,348
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	885,000	887,974
Series A 7.00% 2/1/36	1,500,000	1,504,590

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	$530,217
Series A 4.50% 9/1/27	505,000	550,500
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,935,000	2,088,465
Series B 4.00% 9/1/48	750,000	807,810
		14,879,284
Local General Obligation Bonds – 18.97%
Ada & Boise Counties Independent School District
Boise City
5.00% 8/1/31	1,350,000	1,724,665
5.00% 8/1/33	1,010,000	1,217,323
5.00% 8/1/34	1,500,000	1,803,390
5.00% 8/1/35	1,160,000	1,391,606
5.00% 8/1/36	500,000	598,260
Ada & Canyon Counties Joint School District No.
3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,208,880
Series B 5.00% 9/15/35	1,100,000	1,323,531
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,431,700
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,023,160
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,816,425
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,587,241
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	606,807
Series A 4.00% 9/15/37	1,000,000	1,133,590
Series C 5.00% 9/15/42	500,000	601,385
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,290,028
Series B 5.00% 8/15/26	500,000	614,805

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County Independent School District No.
1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,203,200
Series B 5.00% 9/15/37	1,000,000	1,200,320
		21,776,316
Pre-Refunded Bonds – 7.27%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,302,213
Series A 5.00% 4/1/42-22 §	1,350,000	1,420,969
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	1,000,000	1,120,280
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 5.00% 12/1/32-22 §	1,000,000	1,060,020
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	268,165
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,179,610
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,151,820
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	842,615
		8,345,692
Special Tax Revenue Bonds – 14.68%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	2,406,932	2,057,926
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	557,426
Series A 5.25% 1/1/36	705,000	723,556
Series B-1 5.00% 1/1/42	1,425,000	1,455,438
Idaho Water Resource Board Loan Program
Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,795,299

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Ketchum Urban Renewal Agency Tax Increment
Revenue
5.50% 10/15/34	1,500,000	$1,501,110
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	953,794
Series A-1 4.75% 7/1/53	2,735,000	2,985,061
Series A-1 5.00% 7/1/58	1,831,000	2,027,906
Series A-2 4.329% 7/1/40	730,000	785,224
		16,842,740
State General Obligation Bonds — 3.81%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	775,000	603,531
Series B 5.00% 7/1/35 ‡	145,000	125,244
Series B 5.75% 7/1/38 ‡	460,000	399,625
Series C 6.00% 7/1/39 ‡	465,000	402,806
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	181,388
Series A 5.00% 7/1/41 ‡	325,000	253,906
Series A 5.125% 7/1/37 ‡	1,645,000	1,332,450
Series A 5.25% 7/1/34 ‡	880,000	762,300
Series A 5.375% 7/1/33 ‡	365,000	315,269
		4,376,519
Transportation Revenue Bonds — 2.01%
Boise City Airport Revenue
(Parking Facilities Project)
4.00% 9/1/32	2,180,000	2,206,247
Idaho Housing & Finance Association
(Federal Highway Trust Fund)
Series A 5.00% 7/15/31	80,000	101,619
		2,307,866
Water & Sewer Revenue Bonds — 0.86%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	426,051
5.00% 1/1/46	500,000	560,145
		986,196
Total Municipal Bonds (cost $107,818,221)		113,651,809

	Number of shares	Value (US $)
Short-Term Investments — 0.04%
Money Market Mutual Fund — 0.04%
Dreyfus AMT-Free Tax Exempt Cash Management
Fund - Institutional Shares (seven-day effective
yield 0.00%)	42,687	$42,687
Total Short-Term Investments (cost $42,687)		42,687
Total Value of Securities—99.06%
(cost $107,860,908)		$113,694,496

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $5,702,475, which represents 4.97% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month

Schedules of investments
Delaware Tax-Free Idaho Fund

Summary of abbreviations: (continued)
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 99.10%
Corporate Revenue Bonds — 6.33%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$2,778,100
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/37 (AGM)	1,000,000	1,057,240
Series A 3.00% 1/1/39 (AGM)	1,000,000	1,049,010
Series A 3.00% 1/1/46 (AGM)	2,000,000	2,067,180
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,401,290
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,180,550
5.00% 1/1/36 (AMT)	1,000,000	1,174,830
Suffolk Tobacco Asset Securitization
(Asset-Backed)
Series B 5.25% 6/1/37	700,000	723,730
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,038,924
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	785,827
		13,256,681
Education Revenue Bonds — 21.77%
Albany Industrial Development Agency Civic
Facilities Revenue
(Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	250,440
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	546,040
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	526,690
Series A 5.50% 4/1/43	500,000	527,245
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.50% 5/1/48 #	500,000	561,845

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Manhattan College Project)
5.00% 8/1/47	500,000	$573,910
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	650,076
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	274,618
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	538,895
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	823,500
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	326,895
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,195,320
5.00% 7/1/36	1,000,000	1,192,010
5.00% 7/1/37	1,000,000	1,188,900
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	597,245
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,144,890
Series B 5.00% 7/1/39	1,000,000	1,137,980
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	332,544
(True North Rochester Preparatory Charter School
Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,163,880
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,196,830
Series C 4.00% 7/1/43	500,000	555,000
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	1,049,470
(Whitney Museum of American Art)
5.00% 7/1/31	325,000	438,929
New York State Dormitory Authority
(Barnard College)
Series A 5.00% 7/1/35	400,000	462,868

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Colgate University)
6.00% 7/1/21 (NATL)	525,000	$535,127
(Fordham University)
5.00% 7/1/44	650,000	724,776
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	1,079,053
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,065,710
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,474
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	60,983
Series A 5.00% 7/1/37	2,200,000	2,666,906
Series A 5.00% 7/1/42	1,645,000	1,940,080
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,405,500
Series A 5.00% 7/1/39	2,000,000	2,394,040
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	4,257,893
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	315,954
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	281,591
Series B 4.00% 7/1/39	325,000	357,874
Series B 4.00% 7/1/40	300,000	329,496
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,274,539
5.00% 7/1/48	1,000,000	1,189,420
St. Lawrence County Industrial Development
Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	1,092,540
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	862,073
5.00% 7/1/41	500,000	592,565

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project)
Series E 5.20% 4/1/37	500,000	$508,010
Yonkers Economic Development Educational
Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	712,384
Series A 5.00% 10/15/50	250,000	280,178
		45,559,186
Electric Revenue Bonds – 8.28%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	1,081,870
Long Island Power Authority Electric System
Revenue
5.00% 9/1/37	450,000	557,586
5.00% 9/1/39	2,000,000	2,466,340
5.00% 9/1/42	2,000,000	2,410,280
5.00% 9/1/47	500,000	598,310
Series A 5.00% 9/1/44	1,950,000	2,190,181
Series B 5.00% 9/1/41	1,000,000	1,179,050
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,151,350
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	58,663
Series A 6.75% 7/1/36 ‡	625,000	576,562
Series AAA 5.25% 7/1/25 ‡	35,000	31,675
Series TT 5.00% 7/1/32 ‡	1,120,000	1,010,800
Series WW 5.00% 7/1/28 ‡	270,000	243,675
Series WW 5.25% 7/1/33 ‡	195,000	176,475
Series WW 5.50% 7/1/17 ‡	420,000	369,600
Series WW 5.50% 7/1/19 ‡	330,000	292,050
Series XX 4.75% 7/1/26 ‡	40,000	36,000
Series XX 5.25% 7/1/40 ‡	1,430,000	1,294,150
Series XX 5.75% 7/1/36 ‡	140,000	127,400
Series ZZ 4.75% 7/1/27 ‡	30,000	27,000
Series ZZ 5.00% 7/1/19 ‡	570,000	501,600
Series ZZ 5.25% 7/1/24 ‡	50,000	45,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	750,000	$891,623
		17,317,490
Healthcare Revenue Bonds – 5.88%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	285,110
Build NYC Resource
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	1,111,910
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	1,119,090
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	474,478
5.00% 12/1/46	540,000	618,813
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	802,901
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,112,400
Series A 4.00% 9/1/50	2,500,000	2,775,975
(NYU Langone Hospitals Obligated Group)
Series A 4.00% 7/1/53	500,000	565,135
New York State Dormitory Authority Revenue
Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	512,653
(Orange Regional Medical Center Obligated
Group)
144A 5.00% 12/1/34 #	500,000	574,875
144A 5.00% 12/1/45 #	700,000	771,890

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	400,000	$402,756
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	796,733
		12,299,719
Housing Revenue Bond – 0.89%
New York City Housing Development Multi-Family
Revenue
Series L-1 5.00% 11/1/26	1,840,000	1,852,402
		1,852,402
Lease Revenue Bonds – 6.27%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	1,095,000	1,099,369
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority)
Series A 5.00% 11/15/56	710,000	771,372
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,568,175
New York City Transitional Finance Authority
Revenue
(Building Aid)
Fiscal 2020 Subordinate Series S-1B 4.00%
7/15/45	445,000	500,371
New York Liberty Development
(4 World Trade Center Project)
5.00% 11/15/31	500,000	514,825
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	2,000,000	2,175,700
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	555,195
New York State Dormitory Authority
(State Sales Tax)
Series A 4.00% 3/15/48	80,000	89,314
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,158,525

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Environmental Facilities Clean
Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	2,175,000	$2,681,384
		13,114,230
Local General Obligation Bonds – 3.41%
New York City
Fiscal 2017 Subordinate
Series B-1 5.00% 12/1/34	2,500,000	3,012,700
Fiscal 2018 Subordinate
Series E-1 5.25% 3/1/35	500,000	617,655
Fiscal 2018 Subordinate
Series F-1 5.00% 4/1/35	1,895,000	2,301,098
Fiscal 2018 Subordinate
Series F-1 5.00% 4/1/39	1,000,000	1,198,950
		7,130,403
Pre-Refunded/Escrowed to Maturity Bonds – 4.49%
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,150,240
Monroe County, Industrial Development Revenue
(Nazareth College of Rochester Project)
5.50% 10/1/41-21 §	500,000	515,335
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	1,500,000	1,525,170
New York State Dormitory Authority
Series A 5.00% 3/15/38-23 §	2,000,000	2,195,400
(Pratt Institute)
Series A 5.00% 7/1/34-24 §	500,000	576,015
New York State Dormitory Authority Revenue
Non-State Supported Debt
(New York University)
Series A 5.00% 7/1/37-23 §	1,000,000	1,111,050
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	401,595
5.00% 7/1/42-22 §	750,000	797,603

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Onondaga County Trust for Cultural Resources
(Syracuse University Project)
Series A 5.00% 12/1/30-23 §	1,000,000	$1,130,260
		9,402,668
Resource Recovery Revenue Bond – 0.75%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,570,680
		1,570,680
Special Tax Revenue Bonds – 20.60%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40	450,000	493,600
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	280,103
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	246,317
Metropolitan Transportation Authority
(Climate Bond Certified)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,148,130
New York City Transitional Finance Authority
Revenue
(Building Aid)
Fiscal 2012 Subordinate
Series S-1A 5.25% 7/15/37	1,000,000	1,017,540
Fiscal 2015 Subordinate
Series S-1 5.00% 7/15/43	1,000,000	1,142,890
Fiscal 2019 Subordinate
Series S-3A 5.00% 7/15/37	1,000,000	1,221,620
(Future Tax Secured)
Fiscal 2011 Subordinate
Series D-1 5.00% 2/1/28	2,500,000	2,508,825
Fiscal 2014 Subordinate
Series B-1 5.00% 11/1/40	750,000	844,267
Fiscal 2015 Subordinate
Series B-1 5.00% 8/1/42	2,000,000	2,262,820
Fiscal 2015 Subordinate
Series E-1 5.00% 2/1/41	1,000,000	1,138,910
Fiscal 2016 Subordinate
Series C-1 4.00% 11/1/42	500,000	562,855

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority
Revenue
(Future Tax Secured)
Fiscal 2017 Subordinate
Series A-1 4.00% 5/1/42	500,000	$550,980
Fiscal 2017 Subordinate
Series E-1 5.00% 2/1/43	1,000,000	1,190,520
Series A-1 5.00% 11/1/42	750,000	834,585
Unrefunded Fiscal 2011 Subordinate
Series D-1 5.25% 2/1/29	195,000	195,716
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,137,950
5.00% 11/15/40	1,000,000	1,127,750
New York State Dormitory Authority Personal
Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	6,145,100
Series C 5.00% 3/15/34	500,000	501,715
New York State Urban Development Revenue
(Personal Income Tax)
Series A 4.00% 3/15/36	500,000	559,015
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	463,271
Series A-1 4.75% 7/1/53	5,720,000	6,242,980
Series A-1 5.00% 7/1/58	5,685,000	6,296,365
Series A-2 4.329% 7/1/40	370,000	397,990
Series A-2 4.536% 7/1/53	1,330,000	1,433,248
Virgin Islands Public Finance Authority Revenue
Series A 5.00% 10/1/29	170,000	170,396
		43,115,458
State General Obligation Bonds – 2.85%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,920,000	1,495,200
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	233,212
Series A 5.00% 7/1/41 ‡	675,000	527,344
Series A 5.125% 7/1/37 ‡	685,000	554,850
Series A 5.25% 7/1/34 ‡	945,000	818,606
Series A 5.375% 7/1/33 ‡	665,000	574,394

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	625,000	$542,969
Series C 6.00% 7/1/39 ‡	1,215,000	1,052,494
Unrefunded Series B 5.00% 7/1/35 ‡	185,000	159,794
		5,958,863
Transportation Revenue Bonds – 12.00%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	503,947
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	530,520
(Climate Bond Certified)
Series E 4.00% 11/15/45	1,500,000	1,649,280
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	1,079,760
Series C-1 5.25% 11/15/55	1,500,000	1,801,650
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,121,500
Series L 5.00% 1/1/35	1,535,000	1,882,923
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,174,300
New York Transportation Development Corporation
Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	335,000	372,651
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	856,899
Series A 5.00% 4/1/35 (AMT)	775,000	923,033
Series A 5.00% 4/1/37 (AMT)	750,000	887,242
Series A 5.00% 4/1/39 (AMT)	350,000	411,835
Port Authority of Guam
(Governmental)
Series A 5.00% 7/1/48	1,375,000	1,600,032
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen
Series)
4.00% 11/1/49	1,000,000	1,135,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Sixteen
Series)
4.00% 9/1/49	1,000,000	$1,133,380
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	2,969,425
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,331,540
Series A 5.00% 11/15/47	1,000,000	1,186,170
Series A 5.00% 11/15/49	325,000	407,706
Westchester County Industrial Development Agency
(Million Air Two LLC General Aviation Facilities
Project)
Series A 144A 7.00% 6/1/46 (AMT) #	1,100,000	1,151,161
		25,110,474
Water & Sewer Revenue Bonds – 5.58%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,343,620
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,198,710
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	3,040,250
Fiscal 2019 Subordinate
Series FF-1 4.00% 6/15/49	1,000,000	1,133,020
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,158,330
Fiscal 2021 Subordinate
Series BB-1 4.00% 6/15/50	1,000,000	1,153,470
New York State Environmental Facilities Clean
Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	506,785
Series B 4.00% 6/15/49	1,000,000	1,143,590
		11,677,775
Total Municipal Bonds (cost $192,543,267)		207,366,029
Total Value of Securities–99.10%
(cost $192,543,267)		$207,366,029

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Tax-Free New York Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $13,889,663, which represents 6.64% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 100.14%
Corporate Revenue Bonds – 7.07%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,839,131
5.125% 5/1/30	750,000	849,840
Pennsylvania Commonwealth Financing Authority
Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,707,913
Pennsylvania Economic Development Financing
Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,152,600
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT) #	1,750,000	1,561,472
144A 5.75% 6/1/36 (AMT) #	2,375,000	2,094,774
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	14,431,780
		31,637,510
Education Revenue Bonds – 11.16%
Allegheny County Higher Education Building
Authority Revenue
(Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,046,860
(Chatham University)
Series A 5.00% 9/1/30	1,500,000	1,555,695
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,660,785
Bucks County Industrial Development Authority
Revenue
(George School Project)
5.00% 9/15/36	4,455,000	4,564,148
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,771,850
Chester County Industrial Development Authority
Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,288,424
Series A 5.00% 12/15/51	770,000	854,138

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority
Revenue
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	$1,076,990
5.00% 10/1/39	1,250,000	1,338,650
5.00% 10/1/44	1,000,000	1,064,260
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	2,203,540
Montgomery County Higher Education and Health
Authority
(Arcadia University)
5.75% 4/1/40	2,000,000	2,188,740
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	1,174,390
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,165,900
Pennsylvania State University
Series A 5.00% 9/1/45	5,640,000	7,066,412
Series A 5.00% 9/1/47	2,730,000	3,395,574
Philadelphia Authority for Industrial Development
Revenue
(First Philadelphia Preparatory Charter School
Project)
Series A 7.25% 6/15/43	2,500,000	2,862,050
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	390,000	401,524
Series A 5.75% 6/15/42	2,500,000	2,583,725
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,503,075
Series A 5.625% 6/15/42	3,000,000	3,005,130
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,128,671
Series A-1 7.00% 6/15/43	1,535,000	1,693,980
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,316,160
		49,910,671

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.80%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	$2,278,340
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,001,775
Series A 5.05% 7/1/42 ‡	400,000	361,000
Series AAA 5.25% 7/1/25 ‡	225,000	203,625
Series WW 5.00% 7/1/28 ‡	1,895,000	1,710,237
Series WW 5.25% 7/1/33 ‡	1,055,000	954,775
Series WW 5.50% 7/1/38 ‡	1,530,000	1,388,475
Series XX 4.75% 7/1/26 ‡	185,000	166,500
Series XX 5.25% 7/1/40 ‡	3,825,000	3,461,625
Series XX 5.75% 7/1/36 ‡	655,000	596,050
Series ZZ 4.75% 7/1/27 ‡	145,000	130,500
Series ZZ 5.25% 7/1/24 ‡	315,000	285,075
		12,537,977
Healthcare Revenue Bonds – 32.44%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,475,334
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,999,445
Series A 4.00% 7/15/37	1,500,000	1,708,065
Berks County Industrial Development Authority
Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	460,609
5.00% 5/15/43	500,000	550,945
5.00% 5/15/48	1,000,000	1,098,110
Series A 5.00% 5/15/37	1,365,000	1,544,811
Series A 5.00% 5/15/42	500,000	559,795
Series A 5.00% 5/15/47	600,000	667,794
Series C 5.00% 5/15/42	1,000,000	1,093,370
Series C 5.00% 5/15/47	1,000,000	1,089,810
Bucks County Industrial Development Authority
Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,647,824
4.00% 8/15/50	1,400,000	1,535,492

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	$1,784,234
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,529,486
Chester County Health and Education Facilities
Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	917,838
Series A 4.00% 9/1/50	2,750,000	3,160,712
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	4,000,000	4,306,440
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	1,805,000	1,986,150
(Penn State Health)
4.00% 11/1/49	9,825,000	11,115,219
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	2,124,640
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,888,250
Series A-1 5.125% 6/1/41	4,000,000	4,034,880
General Authority of Southcentral Pennsylvania
Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	6,212,400
Hospitals & Higher Education Facilities Authority of
Philadelphia
(The Children’s Hospital of Philadelphia Project)
Series D 5.00% 7/1/32	500,000	507,300
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39	1,625,000	1,708,005
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	265,053
5.50% 7/1/45	1,000,000	1,055,380
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,142,740

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	$1,154,170
5.00% 11/1/36	510,000	586,923
5.00% 11/1/37	250,000	287,152
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42	1,500,000	1,539,480
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	5,000,000	5,571,500
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,011,730
5.00% 7/1/41	1,000,000	1,158,720
Monroeville Finance Authority
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,168,630
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,393,740
Series A 4.00% 9/1/49	2,500,000	2,744,975
Montgomery County Industrial Development
Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	562,255
5.00% 12/1/49	1,250,000	1,401,912
(Whitemarsh Continuing Care Retirement
Community Project)
4.00% 1/1/25	430,000	439,611
5.375% 1/1/50	4,000,000	4,178,840
Series A 5.375% 1/1/51	1,500,000	1,592,205
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	4,243,200
Northampton County Industrial Development
Authority
(Morningstar Senior Living Project)
5.00% 11/1/44	1,000,000	1,062,020

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	$536,250
Series A 144A 6.75% 12/1/53 #	5,400,000	4,050,000
Pennsylvania Economic Development Financing
Authority Revenue
(University of Pittsburgh Medical Center)
Series A 5.00% 7/1/43	1,265,000	1,374,435
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,582,650
Series A 5.25% 9/1/50	2,500,000	2,809,100
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,752,520
5.00% 8/15/49	5,000,000	6,115,550
Series A 4.00% 8/15/42	4,200,000	4,715,466
Philadelphia Authority for Industrial Development
Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,999,900
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,924,675
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,569,425
Pocono Mountains Industrial Park Authority
Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	4,442,560
		145,139,725
Housing Revenue Bond – 0.44%
Philadelphia Authority for Industrial Development
Revenue
(The PresbyHomes Germantown Project)
Series A 5.625% 7/1/35 (HUD)	1,950,000	1,950,936
		1,950,936

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 1.13%
Pennsylvania Economic Development Financing
Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement
Project)
5.00% 12/31/29 (AMT)	500,000	$592,635
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,487,625
5.00% 4/1/38	1,000,000	1,187,550
5.00% 4/1/39	1,500,000	1,776,690
		5,044,500
Local General Obligation Bonds – 7.21%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,579,139
Chester County
4.00% 7/15/31	250,000	302,092
4.00% 7/15/32	1,000,000	1,203,640
4.00% 7/15/33	300,000	359,370
4.00% 7/15/36	500,000	591,995
4.00% 7/15/38	455,000	534,043
4.00% 7/15/39	500,000	584,620
4.00% 7/15/40	500,000	583,690
City of Philadelphia
5.00% 8/1/41	1,260,000	1,510,576
Series A 5.00% 8/1/37	1,750,000	2,118,480
Series A 5.25% 7/15/29	2,500,000	2,821,725
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,265,109
Montgomery County
Series A 5.00% 1/1/35	3,730,000	4,968,658
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,390,680
Series F 5.00% 9/1/37	1,500,000	1,789,485
Series F 5.00% 9/1/38	2,000,000	2,381,320
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	336,573
2.00% 10/15/29 (AGM)	700,000	721,280
2.00% 10/15/30 (AGM)	190,000	194,938
		32,237,413

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 8.39%
Allegheny County
Series C-69 5.00% 12/1/28-22 §	1,000,000	$1,084,410
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,391,124
Allegheny County Higher Education Building
Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21 §	750,000	782,318
7.00% 11/1/40-21 §	1,000,000	1,044,740
Central Bradford Progress Authority
(Guthrie Health Issue)
5.375% 12/1/41-21 §	1,000,000	1,038,850
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,217,980
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	227,200
Delaware County Regional Water Quality Control
Authority
5.00% 5/1/32-23 §	2,000,000	2,205,800
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22 §	1,150,000	1,194,597
Series A 5.00% 1/1/41-22 §	1,500,000	1,558,170
Montgomery County Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated
Group)
5.00% 11/15/27-22 §	1,250,000	1,323,137
5.00% 11/15/28-22 §	1,600,000	1,693,616
5.00% 11/15/29-22 §	680,000	719,787
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project)
Series JJ2 6.25% 11/1/41-21 §	2,355,000	2,449,624
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,846,575
Series A 5.00% 7/1/41-22 §	1,500,000	1,591,875
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	2,211,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Shippensburg University - Student Housing
Project)
6.25% 10/1/43-21 §	2,000,000	$2,070,280
(University of the Arts)
5.20% 3/15/25 (AGC)	4,490,000	4,910,084
Philadelphia Authority for Industrial Development
Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,112,770
Port Authority of Allegheny County
5.75% 3/1/29	2,850,000	2,850,000
		37,524,257
Special Tax Revenue Bonds – 14.53%
Allentown Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,591,475
Allentown, Pennsylvania Neighborhood
Improvement Zone Development Authority
Revenue
(City Center Project)
144A 5.375% 5/1/42 #	2,500,000	2,876,625
Chester County Industrial Development Authority
Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	578,346
144A 5.125% 3/1/48 #	1,000,000	1,026,290
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	8,776,308	7,503,743
Northampton County Industrial Development
Authority
(Route 33 Project)
7.00% 7/1/32	1,800,000	1,939,698
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A 4.905% 7/1/51 ^	25,000,000	5,504,250
Series A-1 5.179% 7/1/46 ^	19,900,000	6,118,056
(Restructured)
Series A-1 4.75% 7/1/53	8,273,000	9,029,400
Series A-1 5.00% 7/1/58	17,281,000	19,139,399

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.329% 7/1/40	5,585,000	$6,007,505
Series A-2 4.536% 7/1/53	1,000,000	1,077,630
Washington County Redevelopment Authority
Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,617,615
		65,010,032
State General Obligation Bonds – 4.94%
Commonwealth of Pennsylvania
5.00% 9/15/26	5,840,000	7,179,521
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	2,175,000	1,693,781
Series B 5.00% 7/1/35 ‡	605,000	522,569
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	768,737
Series A 5.125% 7/1/37 ‡	8,195,000	6,637,950
Series A 5.25% 7/1/34 ‡	725,000	628,031
Series A 5.375% 7/1/33 ‡	600,000	518,250
Series A 6.00% 7/1/38 ‡	880,000	767,800
Series B 5.75% 7/1/38 ‡	2,000,000	1,737,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,628,550
		22,082,689
Transportation Revenue Bonds – 8.78%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	5,962,650
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,737,055
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,315,500
Pennsylvania Economic Development Financing
Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement
Project)
5.00% 12/31/34 (AMT)	2,115,000	2,472,964
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,763,551
Series A 5.00% 12/1/49	2,000,000	2,438,120

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/44	5,000,000	$5,661,250
Subordinate Series A 4.00% 12/1/50	1,000,000	1,122,000
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,381,425
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,459,060
Susquehanna Area Regional Airport Authority
Revenue
5.00% 1/1/35 (AMT)	800,000	879,120
5.00% 1/1/38 (AMT)	1,000,000	1,093,160
		39,285,855
Water & Sewer Revenue Bonds – 1.25%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,805,277
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,812,825
		5,618,102
Total Municipal Bonds (cost $417,664,359)		447,979,667
Total Value of Securities–100.14%
(cost $417,664,359)		$447,979,667

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $12,723,757, which represents 2.84% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
HUD – Housing and Urban Development Section 8
LLC – Limited Liability Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
February 28, 2021 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$84,124,320	$122,824,819	$227,174,953
Cash	141,848	—	—
Dividend and interest receivable	610,853	1,232,094	2,236,590
Receivable for fund shares sold	356,434	110,461	295,857
Prepaid expenses	—	8,195	—
Other assets	—	2,021	—
Total Assets	85,233,455	124,177,590	229,707,400
Liabilities:
Due to custodian	—	1,200,585	1,395,553
Payable for fund shares redeemed	483,088	185,870	380,728
Audit and tax fees payable	22,570	28,070	22,570
Investment management fees payable
to affiliates	20,913	27,055	70,612
Distribution payable	18,740	53,514	45,248
Distribution fees payable to affiliates	14,244	19,739	36,817
Accounting and administration
expenses payable to non-affiliates	9,848	12,269	12,681
Other accrued expenses	7,785	—	18,032
Reports and statements to
shareholders expenses payable to
non-affiliates	4,748	6,135	10,046
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	3,939	8,053	16,867
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	545	789	1,471
Accounting and administration
expenses payable to affiliates	526	624	899
Trustees’ fees and expenses payable	310	451	840
Legal fees payable to affiliates	132	192	358
Reports and statements to
shareholders expenses payable to
affiliates	99	144	267
Total Liabilities	587,487	1,543,490	2,012,989
Total Net Assets	$84,645,968	$122,634,100	$227,694,411

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Assets Consist of:
Paid-in capital	$79,166,575	$113,827,237	$216,290,935
Total distributable earnings (loss)	5,479,393	8,806,863	11,403,476
Total Net Assets	$84,645,968	$122,634,100	$227,694,411
Net Asset Value

Class A:
Net assets	$65,314,966	$82,147,729	$161,360,153
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,552,154	6,647,388	14,083,911
Net asset value per share	$11.76	$12.36	$11.46
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.31	$12.94	$12.00

Class C:
Net assets	$1,852,576	$4,612,293	$6,631,022
Shares of beneficial interest outstanding,
unlimited authorization, no par	157,078	372,486	577,331
Net asset value per share	$11.79	$12.38	$11.49

Institutional Class:
Net assets	$17,478,426	$35,874,078	$59,703,236
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,485,588	2,902,385	5,211,317
Net asset value per share	$11.77	$12.36	$11.46
____________________
* Investments, at cost	$78,947,223	$114,129,858	$214,035,925

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$113,694,496	$207,366,029	$447,979,667
Cash	—	96,028	—
Dividend and interest receivable	1,272,326	2,052,809	4,639,143
Receivable for fund shares sold	64,321	116,897	529,050
Receivable for securities sold	—	—	467,486
Prepaid expenses	—	2,226	—
Other assets	—	5,720	—
Total Assets	115,031,143	209,639,709	453,615,346
Liabilities:
Due to custodian	21,061	—	3,803,727
Payable for fund shares redeemed	99,207	145,367	692,558
Investment management fees payable
to affiliates	34,846	55,857	157,185
Distribution payable	24,740	79,865	136,480
Audit and tax fees payable	22,570	28,070	22,570
Distribution fees payable to affiliates	18,252	35,549	81,121
Other accrued expenses	12,214	—	26,961
Accounting and administration
expenses payable to non-affiliates	10,430	13,998	16,978
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	6,958	13,241	28,618
Reports and statements to
shareholders expenses payable to
non-affiliates	4,990	6,944	18,366
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	735	1,353	2,882
Accounting and administration
expenses payable to affiliates	603	851	1,466
Trustees’ fees and expenses payable	419	779	1,652
Legal fees payable to affiliates	179	332	705
Reports and statements to
shareholders expenses payable to
affiliates	134	245	524
Payable for securities purchased	—	—	1,254,979
Total Liabilities	257,338	382,451	6,246,772
Total Net Assets	$114,773,805	$209,257,258	$447,368,574

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Assets Consist of:
Paid-in capital	$113,521,010	$194,312,839	$418,024,419
Total distributable earnings (loss)	1,252,795	14,944,419	29,344,155
Total Net Assets	$114,773,805	$209,257,258	$447,368,574
Net Asset Value

Class A:
Net assets	$65,838,154	$160,795,749	$367,835,820
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,648,237	13,711,452	45,220,098
Net asset value per share	$11.66	$11.73	$8.13
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.21	$12.28	$8.51

Class C:
Net assets	$6,728,119	$5,261,889	$13,791,031
Shares of beneficial interest outstanding,
unlimited authorization, no par	577,652	449,754	1,694,934
Net asset value per share	$11.65	$11.70	$8.14

Institutional Class:
Net assets	$42,207,532	$43,199,620	$65,741,723
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,620,290	3,684,801	8,087,803
Net asset value per share	$11.66	$11.72	$8.13
____________________
*Investments, at cost	$107,860,908	$192,543,267	$417,664,359

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2021 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,449,063	$2,018,459	$3,937,486
Dividends	—	—	73
	1,449,063	2,018,459	3,937,559

Expenses:
Management fees	202,619	278,485	616,904
Distribution expenses — Class A	78,354	75,593	201,182
Distribution expenses — Class C	11,271	30,196	37,900
Accounting and administration expenses	25,793	29,342	37,182
Dividend disbursing and transfer agent
fees and expenses	24,218	28,836	69,668
Audit and tax fees	22,570	29,237	22,570
Registration fees	8,635	9,909	6,135
Reports and statements to shareholders
expenses	8,386	8,336	14,960
Legal fees	3,260	23,344	8,769
Trustees’ fees and expenses	2,060	2,542	5,718
Custodian fees	1,365	1,666	3,274
Other	9,464	10,382	14,472
	397,995	527,868	1,038,734
Less expenses waived	(69,315)	(110,975)	(145,642)
Less expenses paid indirectly	(16)	(35)	(53)
Total operating expenses	328,664	416,858	893,039
Net Investment Income	1,120,399	1,601,601	3,044,520
Net Realized and Unrealized Gain:
Net realized gain on investments	395,825	377,786	248,627
Net change in unrealized appreciation
(depreciation) of investments	1,089,109	652,272	1,531,776
Net Realized and Unrealized Gain	1,484,934	1,030,058	1,780,403
Net Increase in Net Assets Resulting
from Operations	$2,605,333	$2,631,659	$4,824,923

Statements of operations

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$1,945,149	$2,499,244	$8,268,095
Dividends	34	—	—
	1,945,183	2,499,244	8,268,095

Expenses:
Management fees	299,144	394,107	1,209,083
Distribution expenses — Class A	77,434	121,806	441,362
Distribution expenses — Class C	42,535	31,484	88,924
Accounting and administration expenses	27,993	32,648	54,293
Dividend disbursing and transfer agent
fees and expenses	34,516	42,005	125,958
Audit and tax fees	22,570	29,404	22,570
Registration fees	5,052	14,214	10,635
Reports and statements to shareholders
expenses	8,497	9,532	28,210
Legal fees	4,248	24,275	19,054
Trustees’ fees and expenses	2,757	3,519	11,220
Custodian fees	1,576	2,445	6,031
Other	9,986	11,258	18,692
	536,308	716,697	2,036,032
Less expenses waived	(84,688)	(144,456)	(208,389)
Less expenses paid indirectly	(18)	(85)	(151)
Total operating expenses	451,602	572,156	1,827,492
Net Investment Income	1,493,581	1,927,088	6,440,603
Net Realized and Unrealized Gain:
Net realized gain on investments	313,878	146,323	1,437,517
Net change in unrealized appreciation
(depreciation) of investments	916,142	155,586	5,021,398
Net Realized and Unrealized Gain	1,230,020	301,909	6,458,915
Net Increase in Net Assets Resulting
from Operations	$2,723,601	$2,228,997	$12,899,518

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,120,399	$2,279,854
Net realized gain	395,825	142,666
Net change in unrealized appreciation (depreciation)	1,089,109	(1,042,553)
Net increase in net assets resulting from operations	2,605,333	1,379,967

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(906,455)	(1,860,733)
Class C	(24,133)	(63,009)
Institutional Class	(252,480)	(503,085)
	(1,183,068)	(2,426,827)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,600,355	4,040,085
Class C	93,709	475,896
Institutional Class	3,193,864	4,314,261
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	797,921	1,492,624
Class C	23,707	58,762
Institutional Class	247,821	476,431
	7,957,377	10,858,059

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,366,450)	$(4,618,457)
Class C	(872,447)	(1,028,355)
Institutional Class	(1,314,194)	(3,614,076)
	(4,553,091)	(9,260,888)
Increase in net assets derived from capital share transactions	3,404,286	1,597,171
Net Increase in Net Assets	4,826,551	550,311

Net Assets:
Beginning of period	79,819,417	79,269,106
End of period	$84,645,968	$79,819,417

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,601,601	$2,951,871
Net realized gain (loss)	377,786	(75,285)
Net change in unrealized appreciation (depreciation)	652,272	(2,508,025)
Net increase in net assets resulting from operations	2,631,659	368,561

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(933,332)	(1,696,888)
Class C	(71,109)	(337,450)
Institutional Class	(582,578)	(1,813,306)
	(1,587,019)	(3,847,644)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,814,229	9,654,592
Class C	421,391	600,032
Institutional Class	4,176,263	21,957,497
Net assets from merger:[1]
Class A	34,679,243	—
Institutional Class	1,655,513	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	844,000	1,518,859
Class C	70,579	281,331
Institutional Class	396,792	1,276,762
	49,058,010	35,289,073

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,712,619)	$(8,275,307)
Class C	(2,811,007)	(5,300,634)
Institutional Class	(4,930,946)	(31,647,616)
	(12,454,572)	(45,223,557)
Increase (decrease) in net assets derived from capital share
transactions	36,603,438	(9,934,484)
Net Increase (Decrease) in Net Assets	37,648,078	(13,413,567)

Net Assets:
Beginning of period	84,986,022	98,399,589
End of period	$122,634,100	$84,986,022

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,044,520	$6,482,950
Net realized gain	248,627	841,092
Net change in unrealized appreciation (depreciation)	1,531,776	(3,462,710)
Net increase in net assets resulting from operations	4,824,923	3,861,332

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,150,595)	(4,770,153)
Class C	(72,977)	(201,810)
Institutional Class	(813,372)	(1,499,974)
	(3,036,944)	(6,471,937)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,369,092	13,355,973
Class C	411,899	755,250
Institutional Class	10,527,757	23,852,027
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,021,114	4,244,536
Class C	74,306	195,451
Institutional Class	750,916	1,381,497
	20,155,084	43,784,734

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,282,601)	$(19,822,488)
Class C	(2,054,147)	(3,060,813)
Institutional Class	(3,928,981)	(15,090,632)
	(17,265,729)	(37,973,933)
Increase in net assets derived from capital share transactions	2,889,355	5,810,801
Net Increase in Net Assets	4,677,334	3,200,196

Net Assets:
Beginning of period	223,017,077	219,816,881
End of period	$227,694,411	$223,017,077

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,493,581	$3,013,071
Net realized gain (loss)	313,878	(436,187)
Net change in unrealized appreciation (depreciation)	916,142	(1,157,926)
Net increase in net assets resulting from operations	2,723,601	1,418,958

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(838,254)	(1,630,043)
Class C	(83,091)	(231,712)
Institutional Class	(563,994)	(1,140,918)
	(1,485,339)	(3,002,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,693,846	11,036,343
Class C	1,157,540	1,110,294
Institutional Class	8,118,358	12,301,476
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	805,627	1,518,853
Class C	83,932	222,405
Institutional Class	497,563	1,009,131
	16,356,866	27,198,502

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,018,294)	$(6,770,542)
Class C	(3,459,336)	(5,190,934)
Institutional Class	(2,886,413)	(11,622,682)
	(8,364,043)	(23,584,158)
Increase in net assets derived from capital share transactions	7,992,823	3,614,344
Net Increase in Net Assets	9,231,085	2,030,629

Net Assets:
Beginning of period	105,542,720	103,512,091
End of period	$114,773,805	$105,542,720

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,927,088	$2,506,580
Net realized gain	146,323	721,770
Net change in unrealized appreciation (depreciation)	155,586	(1,943,082)
Net increase in net assets resulting from operations	2,228,997	1,285,268

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,444,399)	(1,250,944)
Class C	(87,514)	(299,096)
Institutional Class	(745,339)	(1,387,966)
	(2,277,252)	(2,938,006)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,421,440	11,463,562
Class C	62,880	553,210
Institutional Class	5,318,582	9,818,570
Net assets from merger:[1]
Class A	119,588,826	—
Institutional Class	2,252,578	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,227,388	1,098,145
Class C	60,106	204,540
Institutional Class	676,819	1,267,893
	132,608,619	24,405,920

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,656,313)	$(5,523,695)
Class C	(1,949,871)	(6,950,159)
Institutional Class	(3,641,716)	(11,214,772)
	(11,247,900)	(23,688,626)
Increase in net assets derived from capital share transactions	121,360,719	717,294
Net Increase (Decrease) in Net Assets	121,312,464	(935,444)

Net Assets:
Beginning of period	87,944,794	88,880,238
End of period	$209,257,258	$87,944,794

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,440,603	$13,510,292
Net realized gain	1,437,517	1,773,628
Net change in unrealized appreciation (depreciation)	5,021,398	(8,662,514)
Net increase in net assets resulting from operations	12,899,518	6,621,406

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,280,391)	(14,779,475)
Class C	(294,237)	(710,638)
Institutional Class	(1,254,444)	(2,147,319)
	(8,829,072)	(17,637,432)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,330,580	34,845,316
Class C	1,047,896	2,876,652
Institutional Class	12,015,354	14,679,950

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	6,594,783	13,086,822
Class C	288,476	679,779
Institutional Class	1,105,003	1,843,684
	37,382,092	68,012,203

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(22,921,582)	$(51,146,281)
Class C	(6,773,581)	(8,994,602)
Institutional Class	(3,796,469)	(6,718,565)
	(33,491,632)	(66,859,448)
Increase in net assets derived from capital share transactions	3,890,460	1,152,755
Net Increase (Decrease) in Net Assets	7,960,906	(9,863,271)

Net Assets:
Beginning of period	439,407,668	449,270,939
End of period	$447,368,574	$439,407,668

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.55	$11.70	$11.24	$11.48	$11.83	$11.44

0.16	0.33	0.37	0.36	0.37	0.38
0.22	(0.13)	0.46	(0.24)	(0.35)	0.39
0.38	0.20	0.83	0.12	0.02	0.77

(0.16)	(0.35)	(0.37)	(0.36)	(0.37)	(0.38)
(0.01)	–	–	–	–	–
(0.17)	(0.35)	(0.37)	(0.36)	(0.37)	(0.38)

$11.76	$11.55	$11.70	$11.24	$11.48	$11.83

3.29%	1.79%	7.51%	1.11%	0.24%	6.79%

$65,315	$62,186	$62,033	$63,327	$66,839	$74,556
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.01%	1.01%	1.02%	1.00%	0.97%	0.96%
2.74%	2.87%	3.29%	3.23%	3.25%	3.23%
2.57%	2.70%	3.11%	3.07%	3.12%	3.11%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.58	$11.73	$11.27	$11.51	$11.87	$11.47

0.12	0.24	0.28	0.28	0.29	0.29
0.22	(0.12)	0.46	(0.24)	(0.37)	0.40
0.34	0.12	0.74	0.04	(0.08)	0.69

(0.12)	(0.27)	(0.28)	(0.28)	(0.28)	(0.29)
(0.01)	–	–	–	–	–
(0.13)	(0.27)	(0.28)	(0.28)	(0.28)	(0.29)

$11.79	$11.58	$11.73	$11.27	$11.51	$11.87

2.90%	1.03%	6.70%	0.36%	(0.59% )	6.07%

$1,853	$2,561	$3,100	$3,122	$5,215	$6,816
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.76%	1.76%	1.77%	1.75%	1.72%	1.71%
1.99%	2.12%	2.54%	2.48%	2.50%	2.48%
1.82%	1.95%	2.36%	2.32%	2.37%	2.36%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.55	$11.70	$11.24	$11.48	$11.84	$11.44

0.17	0.36	0.39	0.39	0.40	0.41
0.24	(0.13)	0.46	(0.24)	(0.36)	0.39
0.41	0.23	0.85	0.15	0.04	0.80

(0.18)	(0.38)	(0.39)	(0.39)	(0.40)	(0.40)
(0.01)	—	—	—	—	—
(0.19)	(0.38)	(0.39)	(0.39)	(0.40)	(0.40)

$11.77	$11.55	$11.70	$11.24	$11.48	$11.84

3.50%	2.05%	7.78%	1.36%	0.40%	7.14%

$17,478	$15,072	$14,136	$10,097	$7,080	$3,645
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.76%	0.76%	0.77%	0.75%	0.72%	0.71%
2.99%	3.12%	3.54%	3.48%	3.50%	3.48%
2.82%	2.95%	3.36%	3.32%	3.37%	3.36%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.18	$12.49	$11.98	$12.26	$12.60	$12.11

0.19	0.38	0.40	0.40	0.41	0.43
0.18	(0.20)	0.53	(0.28)	(0.34)	0.48
0.37	0.18	0.93	0.12	0.07	0.91

(0.19)	(0.38)	(0.40)	(0.40)	(0.41)	(0.42)
—	(0.11)	(0.02)	—	—	—
(0.19)	(0.49)	(0.42)	(0.40)	(0.41)	(0.42)

$12.36	$12.18	$12.49	$11.98	$12.26	$12.60

3.05%	1.59%	7.99%	1.00%	0.63%	7.67%

$82,148	$44,059	$42,203	$53,171	$54,076	$63,284
0.86%	0.82%	0.82%	0.82%	0.82%	0.82%
1.08%	1.03%	1.03%	1.02%	1.01%	1.01%
3.13%	3.17%	3.36%	3.30%	3.36%	3.43%
2.91%	2.96%	3.15%	3.10%	3.17%	3.24%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.21	$12.52	$12.00	$12.28	$12.62	$12.13

0.14	0.29	0.32	0.31	0.32	0.33
0.17	(0.20)	0.54	(0.28)	(0.34)	0.49
0.31	0.09	0.86	0.03	(0.02)	0.82

(0.14)	(0.29)	(0.32)	(0.31)	(0.32)	(0.33)
—	(0.11)	(0.02)	—	—	—
(0.14)	(0.40)	(0.34)	(0.31)	(0.32)	(0.33)

$12.38	$12.21	$12.52	$12.00	$12.28	$12.62

2.58%	0.83%	7.26%	0.25%	(0.12%)	6.86%

$4,612	$6,829	$11,551	$13,015	$16,473	$18,827
1.61%	1.57%	1.57%	1.57%	1.57%	1.57%
1.83%	1.78%	1.78%	1.77%	1.76%	1.76%
2.38%	2.42%	2.61%	2.55%	2.61%	2.68%
2.16%	2.21%	2.40%	2.35%	2.42%	2.49%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.18	$12.49	$11.98	$12.26	$12.60	$12.11

0.21	0.41	0.43	0.43	0.44	0.46
0.18	(0.20)	0.53	(0.28)	(0.34)	0.49
0.39	0.21	0.96	0.15	0.10	0.95

(0.21)	(0.41)	(0.43)	(0.43)	(0.44)	(0.46)
—	(0.11)	(0.02)	—	—	—
(0.21)	(0.52)	(0.45)	(0.43)	(0.44)	(0.46)

$12.36	$12.18	$12.49	$11.98	$12.26	$12.60

3.18%	1.84%	8.25%	1.26%	0.89%	7.94%

$35,874	$34,098	$44,646	$32,953	$28,209	$17,410
0.61%	0.57%	0.57%	0.57%	0.57%	0.57%
0.83%	0.78%	0.78%	0.77%	0.76%	0.76%
3.38%	3.42%	3.61%	3.55%	3.61%	3.68%
3.16%	3.21%	3.40%	3.35%	3.42%	3.49%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.36	$11.48	$11.04	$11.28	$11.65	$11.24

0.15	0.33	0.37	0.37	0.39	0.40
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.25	0.21	0.81	0.13	0.02	0.81

(0.15)	(0.33)	(0.37)	(0.37)	(0.39)	(0.40)
(0.15)	(0.33)	(0.37)	(0.37)	(0.39)	(0.40)

$11.46	$11.36	$11.48	$11.04	$11.28	$11.65

2.22%	1.88%	7.48%	1.22%	0.26%	7.33%

$161,360	$162,955	$167,136	$164,087	$165,554	$182,764
0.83%	0.84%	0.84%	0.84%	0.84%	0.84%
0.96%	0.96%	0.97%	0.97%	0.96%	0.96%
2.68%	2.91%	3.31%	3.36%	3.48%	3.50%
2.55%	2.79%	3.18%	3.23%	3.36%	3.38%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.39	$11.51	$11.07	$11.31	$11.68	$11.27

0.11	0.24	0.29	0.29	0.31	0.32
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.21	0.12	0.73	0.05	(0.06)	0.73

(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.32)
(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.32)

$11.49	$11.39	$11.51	$11.07	$11.31	$11.68

1.84%	1.12%	6.67%	0.47%	(0.48% )	6.52%

$6,631	$8,121	$10,364	$10,923	$15,975	$16,461
1.58%	1.59%	1.59%	1.59%	1.59%	1.59%
1.71%	1.71%	1.72%	1.72%	1.71%	1.71%
1.93%	2.16%	2.56%	2.61%	2.73%	2.75%
1.80%	2.04%	2.43%	2.48%	2.61%	2.63%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.36	$11.48	$11.04	$11.28	$11.65	$11.24

0.17	0.36	0.40	0.40	0.42	0.43
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.27	0.24	0.84	0.16	0.05	0.84

(0.17)	(0.36)	(0.40)	(0.40)	(0.42)	(0.43)
(0.17)	(0.36)	(0.40)	(0.40)	(0.42)	(0.43)

$11.46	$11.36	$11.48	$11.04	$11.28	$11.65

2.35%	2.14%	7.74%	1.47%	0.51%	7.60%

$59,703	$51,941	$42,317	$27,433	$19,788	$12,211
0.58%	0.59%	0.59%	0.59%	0.59%	0.59%
0.71%	0.71%	0.72%	0.72%	0.71%	0.71%
2.93%	3.16%	3.56%	3.61%	3.73%	3.75%
2.80%	3.04%	3.43%	3.48%	3.61%	3.63%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.52	$11.65	$11.21	$11.49	$11.79	$11.51

0.16	0.33	0.35	0.34	0.35	0.36
0.14	(0.13)	0.44	(0.28)	(0.30)	0.28
0.30	0.20	0.79	0.06	0.05	0.64

(0.16)	(0.33)	(0.35)	(0.34)	(0.35)	(0.36)
(0.16)	(0.33)	(0.35)	(0.34)	(0.35)	(0.36)

$11.66	$11.52	$11.65	$11.21	$11.49	$11.79

2.58%	1.77%	7.19%	0.56%	0.47%	5.66%

$65,838	$60,667	$55,480	$59,425	$67,907	$70,306
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
1.02%	1.02%	1.03%	1.01%	1.00%	0.99%
2.72%	2.87%	3.11%	3.04%	3.03%	3.11%
2.56%	2.71%	2.94%	2.89%	2.89%	2.98%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.51	$11.64	$11.20	$11.48	$11.78	$11.50

0.11	0.24	0.27	0.26	0.26	0.27
0.14	(0.13)	0.44	(0.28)	(0.30)	0.28
0.25	0.11	0.71	(0.02)	(0.04)	0.55

(0.11)	(0.24)	(0.27)	(0.26)	(0.26)	(0.27)
(0.11)	(0.24)	(0.27)	(0.26)	(0.26)	(0.27)

$11.65	$11.51	$11.64	$11.20	$11.48	$11.78

2.20%	1.00%	6.40%	(0.19% )	(0.29% )	4.88%

$6,728	$8,819	$12,875	$17,597	$29,375	$30,834
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.77%	1.77%	1.78%	1.76%	1.75%	1.74%
1.97%	2.12%	2.36%	2.29%	2.28%	2.36%
1.81%	1.96%	2.19%	2.14%	2.14%	2.23%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.52	$11.65	$11.21	$11.49	$11.79	$11.51

0.17	0.36	0.38	0.37	0.37	0.39
0.14	(0.13)	0.44	(0.28)	(0.29)	0.28
0.31	0.23	0.82	0.09	0.08	0.67

(0.17)	(0.36)	(0.38)	(0.37)	(0.38)	(0.39)
(0.17)	(0.36)	(0.38)	(0.37)	(0.38)	(0.39)

$11.66	$11.52	$11.65	$11.21	$11.49	$11.79

2.71%	2.02%	7.46%	0.82%	0.71%	5.92%

$42,208	$36,057	$35,157	$21,310	$12,090	$10,248
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.77%	0.77%	0.78%	0.76%	0.75%	0.74%
2.97%	3.12%	3.36%	3.29%	3.28%	3.36%
2.81%	2.96%	3.19%	3.14%	3.14%	3.23%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.66	$11.86	$11.33	$11.62	$11.98	$11.48

0.15	0.33	0.36	0.36	0.35	0.36
0.12	(0.14)	0.53	(0.29)	(0.35)	0.50
0.27	0.19	0.89	0.07	— [3]	0.86

(0.15)	(0.33)	(0.36)	(0.36)	(0.36)	(0.36)
(0.05)	(0.06)	—	—	—	—
(0.20)	(0.39)	(0.36)	(0.36)	(0.36)	(0.36)

$11.73	$11.66	$11.86	$11.33	$11.62	$11.98

2.34%	1.68%	8.00%	0.60%	0.05%	7.57%

$160,796	$42,514	$36,058	$38,139	$40,647	$55,418
0.83%	0.80%	0.80%	0.80%	0.80%	0.80%
1.03%	1.05%	1.07%	1.08%	1.03%	1.02%
2.64%	2.86%	3.12%	3.10%	3.04%	3.06%
2.44%	2.61%	2.85%	2.82%	2.81%	2.84%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.63	$11.83	$11.30	$11.59	$11.95	$11.45

0.11	0.24	0.27	0.27	0.26	0.27
0.12	(0.14)	0.53	(0.29)	(0.35)	0.50
0.23	0.10	0.80	(0.02)	(0.09)	0.77

(0.11)	(0.24)	(0.27)	(0.27)	(0.27)	(0.27)
(0.05)	(0.06)	—	—	—	—
(0.16)	(0.30)	(0.27)	(0.27)	(0.27)	(0.27)

$11.70	$11.63	$11.83	$11.30	$11.59	$11.95

1.96%	0.92%	7.20%	(0.16% )	(0.71% )	6.78%

$5,262	$7,037	$13,459	$14,941	$17,073	$20,899
1.58%	1.55%	1.55%	1.55%	1.55%	1.55%
1.78%	1.80%	1.82%	1.83%	1.78%	1.77%
1.89%	2.11%	2.37%	2.35%	2.29%	2.31%
1.69%	1.86%	2.10%	2.07%	2.06%	2.09%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.66	$11.85	$11.33	$11.61	$11.97	$11.47

0.17	0.36	0.38	0.39	0.38	0.39
0.11	(0.13)	0.52	(0.28)	(0.35)	0.50
0.28	0.23	0.90	0.11	0.03	0.89

(0.17)	(0.36)	(0.38)	(0.39)	(0.39)	(0.39)
(0.05)	(0.06)	—	—	—	—
(0.22)	(0.42)	(0.38)	(0.39)	(0.39)	(0.39)

$11.72	$11.66	$11.85	$11.33	$11.61	$11.97

2.38%	2.03%	8.17%	0.93%	0.29%	7.84%

$43,199	$38,394	$39,363	$32,981	$32,192	$19,929
0.58%	0.55%	0.55%	0.55%	0.55%	0.55%
0.78%	0.80%	0.82%	0.83%	0.78%	0.77%
2.89%	3.11%	3.37%	3.35%	3.29%	3.31%
2.69%	2.86%	3.10%	3.07%	3.06%	3.09%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.06	$8.25	$7.93	$8.14	$8.39	$8.15

0.12	0.25	0.28	0.28	0.28	0.29
0.11	(0.11)	0.32	(0.20)	(0.25)	0.24
0.23	0.14	0.60	0.08	0.03	0.53

(0.12)	(0.25)	(0.28)	(0.28)	(0.28)	(0.29)
(0.04)	(0.08)	—	(0.01)	—	—
(0.16)	(0.33)	(0.28)	(0.29)	(0.28)	(0.29)

$8.13	$8.06	$8.25	$7.93	$8.14	$8.39

2.90%	1.72%	7.72%	0.93%	0.48%	6.60%

$367,836	$364,480	$376,965	$378,038	$399,001	$439,379
0.84%	0.83%	0.85%	0.88%	0.88%	0.88%
0.93%	0.92%	0.93%	0.93%	0.94%	0.94%
2.92%	3.09%	3.49%	3.48%	3.51%	3.50%
2.83%	3.00%	3.41%	3.43%	3.45%	3.44%
17%	40%	23%	19%	15%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.06	$8.25	$7.93	$8.14	$8.39	$8.15

0.09	0.19	0.22	0.22	0.22	0.23
0.12	(0.11)	0.32	(0.20)	(0.25)	0.24
0.21	0.08	0.54	0.02	(0.03)	0.47

(0.09)	(0.19)	(0.22)	(0.22)	(0.22)	(0.23)
(0.04)	(0.08)	—	(0.01)	—	—
(0.13)	(0.27)	(0.22)	(0.23)	(0.22)	(0.23)

$8.14	$8.06	$8.25	$7.93	$8.14	$8.39

2.64%	0.95%	6.91%	0.16%	(0.27% )	5.79%

$13,791	$19,009	$25,065	$26,376	$33,298	$36,215
1.59%	1.59%	1.61%	1.64%	1.64%	1.64%
1.68%	1.68%	1.69%	1.69%	1.70%	1.70%
2.17%	2.33%	2.73%	2.72%	2.75%	2.74%
2.08%	2.24%	2.65%	2.67%	2.69%	2.68%
17%	40%	23%	19%	15%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.05	$8.25	$7.92	$8.13	$8.38	$8.14

0.13	0.27	0.30	0.30	0.30	0.31
0.12	(0.12)	0.33	(0.20)	(0.25)	0.24
0.25	0.15	0.63	0.10	0.05	0.55

(0.13)	(0.27)	(0.30)	(0.30)	(0.30)	(0.31)
(0.04)	(0.08)	—	(0.01)	—	—
(0.17)	(0.35)	(0.30)	(0.31)	(0.30)	(0.31)

$8.13	$8.05	$8.25	$7.92	$8.13	$8.38

3.16%	1.84%	8.12%	1.16%	0.73%	6.86%

$65,742	$55,919	$47,241	$41,427	$33,373	$26,372
0.59%	0.59%	0.61%	0.64%	0.64%	0.64%
0.68%	0.68%	0.69%	0.69%	0.70%	0.70%
3.17%	3.33%	3.73%	3.72%	3.75%	3.74%
3.08%	3.24%	3.65%	3.67%	3.69%	3.68%
17%	40%	23%	19%	15%	14%

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds	February 28, 2021 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:
Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2021, and for all open tax years (years ended August 31, 2017–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

1. Significant Accounting Policies (continued)

Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no earnings credits for the six months ended February 28, 2021 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$16
Delaware Tax-Free California Fund	35
Delaware Tax-Free Colorado Fund	53
Delaware Tax-Free Idaho Fund	18
Delaware Tax-Free New York Fund	85
Delaware Tax-Free Pennsylvania Fund	151

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through February 28, 2021.* These expense waivers and reimbursements may be terminated only by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	September 1, 2020-	December 29, 2020-
Fund	December 28, 2020	February 28, 2021
Delaware Tax-Free Arizona Fund	0.59%	0.59%
Delaware Tax-Free California Fund	0.57%	0.57%
Delaware Tax-Free Colorado Fund	0.59%	0.57%
Delaware Tax-Free Idaho Fund	0.61%	0.61%
Delaware Tax-Free New York Fund	0.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,346
Delaware Tax-Free California Fund	3,954
Delaware Tax-Free Colorado Fund	5,761
Delaware Tax-Free Idaho Fund	3,813
Delaware Tax-Free New York Fund	4,662
Delaware Tax-Free Pennsylvania Fund	9,390

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,570
Delaware Tax-Free California Fund	5,083
Delaware Tax-Free Colorado Fund	9,887
Delaware Tax-Free Idaho Fund	4,790
Delaware Tax-Free New York Fund	6,244
Delaware Tax-Free Pennsylvania Fund	19,378

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,204
Delaware Tax-Free California Fund	4,886
Delaware Tax-Free Colorado Fund	3,294
Delaware Tax-Free Idaho Fund	1,602
Delaware Tax-Free New York Fund	5,578
Delaware Tax-Free Pennsylvania Fund	6,466

For the six months ended February 28, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Arizona Fund	$217
Delaware Tax-Free California Fund	719
Delaware Tax-Free Colorado Fund	5,307
Delaware Tax-Free Idaho Fund	4,869
Delaware Tax-Free New York Fund	2,576
Delaware Tax-Free Pennsylvania Fund	7,884

For the six months ended February 28, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free California Fund	$25	$6
Delaware Tax-Free Colorado Fund	—	235
Delaware Tax-Free Idaho Fund	—	14
Delaware Tax-Free Pennsylvania Fund	3,209	49

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued) directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2021, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$1,200,011	$3,534,208	$166,595
Delaware Tax-Free California Fund	4,020,077	4,315,333	104,013
Delaware Tax-Free Colorado Fund	3,880,484	340,008	—
Delaware Tax-Free Idaho Fund	3,475,321	3,056,210	147,049
Delaware Tax-Free New York Fund	2,502,293	935,343	(712)
Delaware Tax-Free Pennsylvania Fund	7,735,722	14,945,447	21,566

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the six months ended February 28, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$13,122,037	$9,491,762
Delaware Tax-Free California Fund	13,187,950	8,767,712
Delaware Tax-Free Colorado Fund	20,211,796	17,677,757
Delaware Tax-Free Idaho Fund	22,498,718	12,283,557
Delaware Tax-Free New York Fund	11,134,928	11,567,795
Delaware Tax-Free Pennsylvania Fund	82,156,656	72,506,000

At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Arizona Fund	$78,925,430	$5,448,667	$(249,777)	$5,198,890
Delaware Tax-Free
California Fund	114,086,710	9,092,260	(354,151)	8,738,109
Delaware Tax-Free
Colorado Fund	214,013,313	13,416,368	(254,728)	13,161,640
Delaware Tax-Free
Idaho Fund	107,808,973	6,118,173	(232,650)	5,885,523
Delaware Tax-Free New
York Fund	192,519,244	15,250,093	(403,308)	14,846,785
Delaware Tax-Free
Pennsylvania Fund	417,664,359	33,201,348	(2,886,041)	30,315,307

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Arizona Fund	$86,581	$—	$86,581
Delaware Tax-Free
Colorado Fund	2,311,032	—	2,311,032
Delaware Tax-Free
Idaho Fund	2,504,581	2,415,214	4,919,795

At August 31, 2020, there were no capital loss carryforwards for Delaware Tax-Free California Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments (continued)

circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2021:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$83,024,320
Short-Term Investments	1,100,000
Total Value of Securities	$84,124,320

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$122,824,819

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$224,755,971	$224,755,971
Short-Term Investments	2,418,982	—	2,418,982
Total Value of Securities	$2,418,982	$224,755,971	$227,174,953

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$113,651,809	$113,651,809
Short-Term Investments	42,687	—	42,687
Total Value of Securities	$42,687	$113,651,809	$113,694,496

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$207,366,029

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$447,979,667

During the six months ended February 28, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2021, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	304,626	349,787	545,945	798,154	552,917	1,177,515
Class C	7,855	41,794	33,752	48,347	35,633	66,422
Institutional Class	272,782	372,503	339,317	1,795,851	917,202	2,117,070
Shares from merger:
Class A	—	—	2,796,713	—	—	—
Institutional Class	—	—	133,509	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	68,132	130,770	68,272	125,573	176,366	378,666
Class C	2,023	5,131	5,721	23,216	6,471	17,390
Institutional Class	21,167	41,773	32,198	105,460	65,515	123,322
	676,585	941,758	3,955,427	2,896,601	1,754,104	3,880,385

Shares redeemed:
Class A	(203,023)	(400,570)	(379,738)	(685,580)	(985,493)	(1,773,322)
Class C	(73,934)	(90,096)	(226,517)	(434,992)	(177,622)	(271,283)
Institutional Class	(112,752)	(318,049)	(401,465)	(2,676,045)	(342,450)	(1,355,362)
	(389,709)	(808,715)	(1,007,720)	(3,796,617)	(1,505,565)	(3,399,967)
Net increase (decrease)	286,876	133,043	2,947,707	(900,016)	248,539	480,418

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	486,521	959,882	288,465	995,411	2,004,488	4,314,169
Class C	100,168	95,887	5,353	47,380	129,418	354,617
Institutional Class	696,933	1,075,303	452,680	842,455	1,476,070	1,831,656
Shares from merger:
Class A	—	—	10,151,853	—	—	—
Institutional Class	—	—	191,220	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	69,354	133,062	104,069	95,051	814,962	1,636,289
Class C	7,233	19,494	5,137	17,739	35,658	84,927
Institutional Class	42,811	88,432	57,664	109,851	136,568	230,937
	1,403,020	2,372,060	11,256,441	2,107,887	4,597,164	8,452,595

Shares redeemed:
Class A	(173,427)	(589,708)	(478,016)	(486,526)	(2,825,196)	(6,405,705)
Class C	(295,786)	(455,467)	(165,666)	(598,180)	(828,225)	(1,117,945)
Institutional Class	(248,494)	(1,052,192)	(310,253)	(980,134)	(468,274)	(847,916)
	(717,707)	(2,097,367)	(953,935)	(2,064,840)	(4,121,695)	(8,371,566)
Net increase	685,313	274,693	10,302,506	43,047	475,469	81,029

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2021 and the year ended August 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free California Fund
Six months ended
2/28/21	41	8,772	—	8,791	41	$110,208
Year ended
8/31/20	41,500	—	—	—	41,591	497,495

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares (continued)

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Colorado Fund
Six months ended
2/28/21	363	23,555	—	23,639	363	$277,845
Year ended
8/31/20	14,854	—	—	—	14,879	162,881
Delaware Tax-Free Idaho Fund
Six months ended
2/28/21	—	15,335	—	14,096	1,236	179,793
Year ended
8/31/20	975	47	—	47	976	11,445
Delaware Tax-Free New York Fund
Six months ended
2/28/21	—	3,108	—	3,104	—	36,804
Year ended
8/31/20	—	689	—	687	—	7,995
Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/21	18,446	79,541	647	64,255	34,494	808,716
Year ended
8/31/20	178,615	34,561	—	27,646	185,745	1,704,166

Delaware Tax-Free Arizona Fund did not have any exchange transactions for the six months ended February 28, 2021 and the year ended August 31, 2020.

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund, each a series of Delaware Group Limited-Term Government Funds (the “Acquired Funds”) with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), (the “Reorganization”) respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost and market value of the investments of the Acquired Funds’ as of the close of business on December 4, 2020 were as follows:

Fund	Cost	Market Value
Delaware Tax-Free California II Fund	$31,985,714	$35,005,847
Delaware Tax-Free New York II Fund	$109,029,216	$120,027,548

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired Fund	Converted
	Fund Net	Shares	to Acquiring	Acquiring Fund	Conversion
	Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II Fund			Delaware Tax-Free California Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.032
Class C	—	—	—	6,281,715	—
Institutional Class	1,655,513	129,715	133,509	34,207,309	1.029

	Delaware Tax-Free New York II Fund			Delaware Tax-Free New York Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.237
Class C	—	—	—	6,850,309	—
Institutional Class	2,252,578	154,568	191,220	40,282,693	1.237

The net assets of the Acquiring Funds before the Reorganization was $85,114,231 and $90,024,576. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the six months ended February 28, 2021, would have been as follows:

	Delaware Tax-Free	Delaware Tax-Free
	California Fund	New York Fund
Net investment income (loss)	$2,592,957	$5,151,784
Net realized gain (loss) on investments	944,870	1,085,038
Net change in unrealized appreciation (depreciation)	222,347	1,055,797
Net increase (decrease) in net assets resulting from operations	$3,760,174	$7,292,619

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of February 28, 2021, or at any time during the period then ended.

7. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At February 28, 2021, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
American Capital Access	0.81%	—	—
Assured Guaranty Municipal Corporation	1.39%	1.66%	5.33%
Build America Mutual Assurance	—	—	1.06%
National Public Finance
Guarantee Corporation	—	0.86%	—
Total	2.20%	2.52%	6.39%

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assured Guaranty Corporation	—	0.18%	1.10%
Assured Guaranty Municipal Corporation	3.67%	4.76%	2.07%
AMBAC Assurance Corporation	—	2.03%	—
Build America Mutual Assurance	—	—	0.63%
National Public Finance Guarantee Corporation	—	0.26%	—
Total	3.67%	7.23%	3.80%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

7. Geographic, Credit, and Market Risks (continued)

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2021